Insurance Contract Liabilities and Investment Contract Liabilities - Insurance Contract and Other Policy Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	CAD 117,785	CAD 115,057
Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	34,391	34,090
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	35,028	33,035
Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	14,602	14,785
Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	15,350	15,430
Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,720	11,071
Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	111,091	108,411
Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,694	6,646
SLF Canada
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	65,083	62,209
SLF Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	20,918	20,045
SLF Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,161	10,248
SLF Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,131	8,872
SLF Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	9,178	9,149
SLF Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11,607	10,898
SLF Canada | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	61,995	59,212
SLF Canada | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	3,088	2,997
SLF U.S.
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	34,445	34,672
SLF U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,582	6,099
SLF U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	22,003	21,271
SLF U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,427	5,875
SLF U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	(43)	(81)
SLF U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	113	173
SLF U.S. | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	33,082	33,337
SLF U.S. | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,363	1,335
SLF Asia
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	10,222	9,872
SLF Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,705	6,550
SLF Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,470	1,279
SLF Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	33	30
SLF Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
SLF Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
SLF Asia | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	8,208	7,859
SLF Asia | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	2,014	2,013
Corporate
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	8,035	8,304
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,186	1,396
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	394	237
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	11	8
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	6,215	6,362
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	0	0
Corporate | Insurance contract liabilities before other policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	7,806	8,003
Corporate | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	229	301
United Kingdom | Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	1,089	1,305
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	250	80
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	5,692	5,734
United Kingdom | Corporate | Policy liabilities
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	CAD 158	CAD 145